As filed with the Securities and Exchange Commission on April 1, 2005


                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

                   QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                   REGISTERED MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number: 811-21315

                    NEUBERGER BERMAN REALTY INCOME FUND, INC.
                    -----------------------------------------
             (Exact Name of the Registrant as Specified in Charter)
                           605 Third Avenue, 2nd Floor
                          New York, New York 10158-0180
               (Address of Principal Executive Offices - Zip Code)

       Registrant's telephone number, including area code: (212) 476-8800

                    Peter E. Sundman, Chief Executive Officer
                    Neuberger Berman Realty Income Fund, Inc.
                           605 Third Avenue, 2nd Floor
                          New York, New York 10158-0180

                              Arthur Delibert, Esq.
                           Kirkpatrick & Lockhart LLP
                         1800 Massachusetts Avenue, N.W.
                           Washington, D.C. 20036-1221
                   (Names and addresses of agents for service)

Date of fiscal year end: October 31, 2005

Date of reporting period: January 31, 2005

Form N-Q is to be used by management investment companies to file reports with the Commission not later than 60 days after the close of their first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 ("1940 Act")(17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.

                                                                                     NEUBERGER BERMAN JANUARY 31, 2005 (UNAUDITED)
SCHEDULE OF INVESTMENTS Realty Income Fund Inc.
-----------------------------------------------

NUMBER OF SHARES                                MARKET VALUE+       NUMBER OF SHARES                                 MARKET VALUE+
                                             ($000's omitted)                                                     ($000'S omitted)

COMMON STOCKS (103.7%)                                              LODGING (0.4%)
                                                                        18,300 Eagle Hospitality Properties
APARTMENTS (15.3%)                                                              Trust                                      179
    138,200 Amli Residential Properties                                 51,000 Hospitality Properties Trust              2,175
              Trust                                4,024                                                            ----------
    531,400 Apartment Investment &                                                                                       2,354
              Management                          19,077
    410,500 Archstone-Smith Trust                 14,080            OFFICE (20.3%)
    464,200 Camden Property Trust                 21,033 ss.           191,000 Arden Realty                              6,441
    433,500 Gables Residential Trust              14,505 ss.           385,400 Brandywine Realty Trust                  10,676
    171,100 Home Properties                        6,913               290,400 CarrAmerica Realty                        8,814
      1,700 Mid-America Apartment                                      374,300 Equity Office Properties Trust           10,473
              Communities                             64               217,000  Glenborough Realty Trust                 4,179
     33,300 Post Properties                        1,055               408,700 Highwoods Properties                     10,013
      4,400 Town & Country Trust                     113               341,000 HRPT Properties Trust                     4,061
     49,100 United Dominion Realty Trust           1,091               271,300 Kilroy Realty                            10,602
                                               ---------               132,200 Mack-Cali Realty                          5,550
                                                  81,955               942,000 Maguire Properties                       22,278
COMMERCIAL SERVICES (0.6%)                                             323,500 Prentiss Properties Trust                11,591 ss.
     92,000 Capital Trust                          2,955               233,600 Trizec Properties                         4,137 ss.
                                                                                                                    ----------
COMMUNITY CENTERS (11.5%)                                                                                              108,815
     43,400 Developers Diversified Realty          1,725 ss.
     30,000 Federal Realty Investment                               OFFICE - INDUSTRIAL (7.1%)
              Trust                                1,415               149,500 Bedford Property Investors                3,754
    221,400 Heritage Property Investment                               332,200 Liberty Property Trust                   12,973
              Trust                                6,518               704,700 Reckson Associates Realty                21,620 ss.
    942,400 New Plan Excel Realty Trust           23,815 ss.                                                        ----------
    331,100 Ramco-Gershenson Properties                                                                                 38,347
              Trust                                9,337
    809,400 Tanger Factory Outlet Centers         19,102            REGIONAL MALLS (9.9%)
                                               ---------                55,500 CBL & Associates Properties               3,817
                                                  61,912               452,700 Glimcher Realty Trust                    11,585
DIVERSIFIED (13.4%)                                                    104,700 Macerich Co.                              5,990
    575,400 Colonial Properties Trust             20,887 ss.           164,000 Mills Corp.                               9,172 ss.
    813,100 iStar Financial                       34,028 (OO)          177,600 Pennsylvania REIT                         7,108
    219,600 Lexington Corporate Properties                             253,200 Simon Property Group                     15,015 ss.
              Trust                                4,700 ss.            10,400 Taubman Centers                             281
    182,100 Vornado Realty Trust                  12,590 ss.                                                        ----------
                                               ---------                                                                52,968
                                                 72,205
HEALTH CARE (15.1%)                                                 SELF STORAGE (3.2%)
    652,800 Health Care Property Investors       16,947 ss.            175,100 Extra Space Storage                       2,271 ss.
    382,400 Health Care REIT                     12,810 ss.            119,700 Public Storage, Depositary
    157,300 Healthcare Realty Trust               5,737                          Shares                                  3,459
    563,700 Nationwide Health Properties         12,227 ss.             75,700 Shurgard Storage Centers                  3,096 ss.
  1,312,900 Ventas, Inc.                         33,610                131,500 Sovran Self Storage                       5,234
                                               ---------               195,000 U-Store-It Trust                          3,198
                                                 81,331                                                             ----------
INDUSTRIAL (6.9%)                                                                                                       17,258
    642,129 EastGroup Properties                 23,239             TOTAL COMMON STOCKS
    353,000 First Industrial Realty Trust        13,809             (Cost $419,522)                                    557,148
                                               ---------                                                            ----------
                                                 37,048
                                                                    PREFERRED STOCKS (37.3%)

See Notes to Schedule of Investments                                APARTMENTS (4.3%)

SCHEDULE OF INVESTMENTS Realty Income Fund Inc. cont'd
------------------------------------------------------

NUMBER OF SHARES                                MARKET VALUE+       NUMBER OF SHARES                                 MARKET VALUE+
                                             ($000's omitted)                                                     ($000'S omitted)
      7,200 Apartment Investment &                                                Ser. B                                2,198
              Management, Ser. Q                    192                  48,000 Glimcher Realty Trust, Ser. F           1,259
      8,600 Apartment Investment &                                      108,500 Glimcher Realty Trust, Ser. G           2,821
              Management, Ser. R                    231                  31,200 Mills Corp., Ser. B                       852
    138,000 Apartment Investment &                                      206,200 Mills Corp., Ser. C                     5,645
              Management, Ser. T                  3,526                 965,900 Mills Corp., Ser. E                    26,137
    377,800 Mid-America Apartment                                       225,300 Pennsylvania REIT, Ser. A              13,522
              Communities, Ser. H                 9,882                  23,400 Simon Property Group, Ser. I            1,329
    151,300 Post Properties, Ser. A               9,086                   7,700 Taubman Centers, Ser. A                   194
                                               ---------                 32,000 Taubman Centers, Ser. G                   829
                                                 22,917                                                            ----------
                                                                                                                       54,786
Commercial Services (0.8%)
    156,000 Anthracite Capital, Ser. C            4,204             SPECIALTY (0.5%)
                                                                         30,000 Capital Automotive REIT, Ser.
Community Centers (8.1%)                                                          B                                       785
    743,644 Citigroup Global Markets             31,703                  76,500 Entertainment Properties
     66,000 Developers Diversified Realty,                                        Trust, Ser. A                         2,096
              Ser. I                              1,712                                                            ----------
     49,600 Ramco-Gershenson Properties                                                                                 2,881
              Trust, Ser. B                       1,360             TOTAL PREFERRED STOCKS
     85,500 Saul Centers, Ser. A                  2,253             (Cost $183,107)                                   200,623
     60,000 Urstadt Biddle Properties, Ser.       6,540                                                            ----------
                                              ---------
                                                 43,568             PRINCIPAL AMOUNT

DIVERSIFIED (5.8%)                                                  SHORT-TERM INVESTMENTS (20.5%)
    398,600 Crescent Real Estate Equities,
              Ser. B                             10,583                $725,537 Neuberger Berman Prime Money
    200,000 iStar Financial, Ser. E               5,220                           Trust Class                             725 @
    580,000 Lexington Corp. Properties                              109,460,800 N&B Securities Lending Quality
              Trust, Ser. B                      15,196                           Fund, LLC                           109,461 ++
                                              ---------                                                            ----------
                                                 30,999
                                                                    TOTAL SHORT-TERM INVESTMENTS
HEALTH CARE (3.6%)                                                  (Cost $110,186)                                   110,186 #
    685,000 Health Care REIT, Ser. D             18,024                                                            ----------
     59,000 LTC Properties, Ser. F                1,534             TOTAL INVESTMENTS (161.5%)
      1,000 Nationwide Health Properties            105             (Cost $712,815)                                   867,957 ##
                                              ---------
                                                 19,663              Liabilities, less cash, receivables
LODGING (0.6%)                                                       and other assets [(19.1%)]                      (102,587)@@
    81,700 Hospitality Properties Trust,
             Ser. B                               2,257             Liquidation Value of Auction
    32,000 Host Marriott, Ser. E                    886             Preferred Shares [(42.4%)]                       (228,000)
     5,300 LaSalle Hotel Properties,                                                                               ----------
             Ser. A                                 146             TOTAL NET ASSETS APPLICABLE TO COMMON
                                              ---------             SHAREHOLDERS (100.0%)                            $537,370
                                                  3,289                                                            ----------
OFFICE (3.4%)
    23,200 Highwoods Properties, Ser. B             586
    96,400 Highwoods Properties, Ser. D           2,418
    50,000 HRPT Properties Trust, Ser. B          1,360
   480,000 Parkway Properties, Ser. D            12,576
    53,200 SL Green Realty, Ser. D                1,376
                                              ---------
                                                 18,316
REGIONAL MALLS (10.2%)
    40,000 CBL & Associates Properties,


                                   NEUBERGER BERMAN JANUARY 31, 2005 (UNAUDITED)


NOTES TO SCHEDULE OF INVESTMENTS
--------------------------------

+ Investments in equity securities by Neuberger Berman Realty Income Fund Inc. (the "Fund") are valued at the latest sale price where that price is readily available; securities for which no sales were reported, unless otherwise noted, are valued at the last available bid price. Securities traded primarily on the NASDAQ Stock Market are normally valued by the Fund at the NASDAQ Official Closing Price ("NOCP") provided by NASDAQ each business day. The NOCP is the most recently reported price as of 4:00:02 p.m., Eastern time, unless that price is outside the range of the "inside" bid and asked prices (i.e., the bid and asked prices that dealers quote to each other when trading for their own accounts); in that case, NASDAQ will adjust the price to equal the inside bid or asked price, whichever is closer. Because of delays in reporting trades, the NOCP may not be based on the price of the last trade to occur before the market closes. The Fund values all other securities by a method the Board of Directors of the Fund (the "Board") believes accurately reflects fair value. Numerous factors may be considered when determining the fair value of a security, including available analyst, media or other reports, trading in futures or ADRs and whether the issuer of the security being fair valued has other securities outstanding. Foreign security prices are furnished by independent quotation services and expressed in local currency values. Foreign security prices are translated from the local currency into U.S. dollars using the exchange rate as of 12:00 noon, Eastern time. The Board has approved the use of FT Interactive Data Corporation ("FT Interactive") to assist in determining the fair value of the Fund's foreign equity securities in the wake of certain significant events. When changes in the value of a certain index suggest that the closing prices on the foreign exchanges may no longer represent the amount that the Fund could expect to receive for those securities, FT Interactive will provide adjusted prices for certain foreign equity securities based on an analysis showing historical correlations between the prices of those securities and changes in the index. In the absence of precise information about the market values of these foreign securities as of the close of the New York Stock Exchange, the Board has determined on the basis of available data that prices adjusted in this way are likely to be closer to the prices the Fund could realize on a current sale than are the prices of those securities established at the close of the foreign markets in which the securities primarily trade. However, fair value prices are necessarily estimates, and there is no assurance that such a price will be at or close to the price at which the security next trades. Short-term debt securities with less than 60 days until maturity may be valued at cost which, when combined with interest earned, approximates market value.

#    At cost, which approximates market value.

## At January 31, 2005, the cost of investments for U.S. Federal income tax purposes was $712,815,000. Gross unrealized appreciation of investments was $160,954,000 and gross unrealized depreciation of investments was $5,812,000 resulting in net unrealized appreciation of $155,142,000 based on cost for U.S. Federal income tax purposes.

(00) All or a portion of this security is segregated as collateral for interest rate swap contracts.

@ Neuberger Berman Prime Money Fund ("Prime Money") is also managed by Neuberger Berman Management Inc. and may be considered an affiliate since it has the same officers, Board members, and investment manager as the Fund and because, at times, the Fund may own 5% or more of the outstanding voting securities of Prime Money.

ss.  All or a portion of this security is on loan.

++ The N&B Securities Lending Quality Fund, LLC ("Quality Fund") is an investment vehicle established by the Fund's custodian to invest cash the Fund receives as collateral for securities loans. The Fund's shares in the Quality Fund are non-voting. However, because all shares of the Quality Fund are held by funds in the related investment management company complex, the Quality Fund may be considered an affiliate of the Fund.




For more information on the Fund's significant accounting policies, please refer to the Fund's most recent annual financial statements.

NOTES TO SCHEDULE OF INVESTMENTS CONT'D
---------------------------------------


@@ At January 31, 2005, the Fund had outstanding interest rate swap contracts as follows:

                                                                    RATE TYPE
                                                         ----------------------------
                                                                        VARIABLE-RATE      ACCRUED
                                                                             PAYMENTS          NET
                                                             FIXED-RATE      RECEIVED     INTEREST       UNREALIZED
     SWAP COUNTER              NOTIONAL     TERMINATION   PAYMENTS MADE        BY THE   RECEIVABLE     APPRECIATION         TOTAL
     PARTY                       AMOUNT            DATE     BY THE FUND       FUND(1)    (PAYABLE)   (DEPRECIATION)    FAIR VALUE

     Citibank, N.A.         $83,000,000   June 26, 2007           2.22%         2.54%       $4,487       $2,660,901    $2,665,388
     Citibank, N.A.         $82,000,000   June 26, 2008           2.58%         2.54%        (487)        3,147,243     3,146,756
                                                                                             -----        ---------     ---------
                                                                                            $4,000       $5,808,144    $5,812,144

     (1)  30 day LIBOR (London Interbank Offered Rate)







For more information on the Fund's significant accounting policies, please refer to the Fund's most recent annual financial statements.

ITEM 2. CONTROLS AND PROCEDURES.

(a) Based on an evaluation of the disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) as of a date within 90 days of the filing date of this document, the Chief Executive Officer and Treasurer and Principal Financial and Accounting Officer of the Registrant have concluded that such disclosure controls and procedures are effectively designed to ensure that information required to be disclosed by the Registrant is accumulated and communicated to the Registrant's management to allow timely decisions regarding required disclosure.

(b) There were no significant changes in the Registrant's internal controls over financial reporting (as defined in rule 30a-3(d) under the 1940
        Act) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

ITEM 3. EXHIBITS

The certifications required by Rule 30a-2(a) of the 1940 Act are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Neuberger Berman Realty Income Fund, Inc.


By: /s/Peter E. Sundman
    ------------------------
    Peter E. Sundman
    Chief Executive Officer

Date:  March 30, 2005


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.



By: /s/Peter E. Sundman
    ------------------------
    Peter E. Sundman
    Chief Executive Officer

Date:  March 30, 2005



By: /s/John McGovern
    ------------------------
    John McGovern
    Acting Treasurer and Principal Financial
    and Accounting Officer

Date:  March 30, 2005